FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in the fair value of the net written put option	$ 93	$ 35
Currency translation adjustments included in financial income	$ 60	$ (15)